Income Tax - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2021	Dec. 31, 2024
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 36.4
Deductible temporary differences for which no deferred tax asset was recognized	$ 16.4		$ 17.3
Statement that entity has applied exception to deferred tax accounting related to Pillar Two income taxes	In December 2021, the Organization for Economic Cooperation and Development (“OECD”) issued model rules for the implementation of a 15% global minimum tax (“Pillar Two”).
Global minimum tax rate		15.00%
Corporate Income Tax Act
Disclosure Of Income Tax [Line Items]
Deductible temporary differences for which no deferred tax asset was recognized	$ 822.0
Unused Tax Losses
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognized	36.4		$ 33.8
Unused Tax Losses | Begin to Expire in 2026
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognized	5.8
Unused Tax Losses | Do Not Expire
Disclosure Of Income Tax [Line Items]
Unused tax losses for which no deferred tax asset recognized	$ 30.6